Debt (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt
Total debt excluding debt securities issued	kr 3,678	kr 2,247
Total debt - securities issued	269,339	255,600
Total	273,017	257,847
SKR
Debt
Total	2,737	2,098
USD
Debt
Total	186,021	166,827
JPY
Debt
Total	32,509	34,929
EUR
Debt
Total	19,813	21,188
Other currency
Debt
Total	31,937	32,805
Exchange-rate related contracts
Debt
Total debt - securities issued	28,215	2,097
Total	28,215	2,097
Interest rate related contracts
Debt
Total debt excluding debt securities issued	3,678	2,247
Total debt - securities issued	240,389	252,624
Total	244,067	254,871
Equity related contracts
Debt
Total debt - securities issued	629	783
Total	629	783
Contracts related to raw materials, credit risk etc
Debt
Total debt - securities issued	106	96
Total	kr 106	kr 96